Taxes on Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2018
Disclosure of income tax [text block] [Abstract]
Corporate tax rate		23.00%
Carryforward tax losses	$ 44